Cost of revenue	12 Months Ended
Dec. 31, 2014
Cost of revenue [Abstract]
Cost of revenue
18.	Cost of revenue

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Revenue sharing fees and content costs	109,273	444,065	1,133,984
Bandwidth costs	145,037	203,238	345,913
Salary and welfare	50,009	88,456	131,773
Depreciation and amortization	25,762	37,084	59,817
Payment handling costs	22,828	24,955	55,101
Business tax and surcharges	30,026	47,755	49,233
Shared-based compensation	8,407	9,860	18,037
Other costs	24,791	26,586	55,291

Total	416,133	881,999	1,849,149